(17) DEBENTURES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDebenturesLineItems [Line Items]
Debentures	R$ 8,940,845	R$ 9,176,527
Measured at amortized cost [Member] | Floating Rate [Member]
DisclosureOfDebenturesLineItems [Line Items]
Debentures	8,566,274	9,253,396
Borrowing costs	R$ (59,796)	(76,870)
Measured at amortized cost [Member] | Floating Rate [Member] | TJLP [Member]
DisclosureOfDebenturesLineItems [Line Items]
Annual interest	TJLP + 1%
Debentures	R$ 481,099	495,408
Maturity range	2009 to 2029
Collateral	Liens
Measured at amortized cost [Member] | Floating Rate [Member] | CDI [Member]
DisclosureOfDebenturesLineItems [Line Items]
Annual interest	(i) From 105.75% to 129.5% of CDI (ii) CDI + 0.27% to 1.90%
Debentures	R$ 5,858,319	6,727,437
Maturity range	2015 to 2024
Collateral	(i) CPFL Energia and CPFL-R guarantee (ii) Guarantee of CPFL Energia (iii) Fiduciary assignment of PCH Holding dividends
Measured at amortized cost [Member] | Floating Rate [Member] | CDI [Member]
DisclosureOfDebenturesLineItems [Line Items]
Annual interest	From 107.75% to 114.50% of CDI
Debentures	R$ 859,428	719,119
Maturity range	2018 to 2022
Collateral	No guarantee
Measured at amortized cost [Member] | Floating Rate [Member] | IPCA [Member]
DisclosureOfDebenturesLineItems [Line Items]
Annual interest	IPCA + from 4.42% to 5.86%
Debentures	R$ 1,367,428	1,311,432
Maturity range	2019 to 2027
Collateral	CPFL Energia guarantee
At fair value [member] | Floating Rate [Member]
DisclosureOfDebenturesLineItems [Line Items]
Debentures	R$ 434,367	0
At fair value [member] | Floating Rate [Member] | IPCA [Member]
DisclosureOfDebenturesLineItems [Line Items]
Annual interest	IPCA + 5.80%
Debentures	R$ 426,989	0
Maturity range	2024 to 2026
Collateral	CPFL Energia guarantee
At fair value [member] | Floating Rate [Member] | Mark to market [Member]
DisclosureOfDebenturesLineItems [Line Items]
Debentures	R$ 7,378	R$ 0